Acquisitions and Divestitures - Summary of Consideration to Shareholders and Identification of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions				1 Months Ended		6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 13, 2017	Feb. 28, 2017	Jul. 31, 2016	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2016
Assets acquired:
Goodwill		$ 29,172					$ 24,614	$ 27,205
Yahoo! Inc.
Business Acquisition [Line Items]
Cash acquired			$ 200
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Cash payment to Yahoo’s equity holders	$ 4,673	4,673		$ 4,480	$ 4,830
Estimated liabilities to be paid	38	38
Total consideration	4,711	4,711	$ 4,700
Assets acquired:
Goodwill	2,144	1,929				$ 2,144
Intangible assets subject to amortization	1,874	1,873				1,874
Property, plant, and equipment	1,799	1,805				1,799
Other	1,460	1,332				1,460
Total assets acquired	7,277	6,939				7,277
Liabilities assumed:
Total liabilities assumed	2,516	2,178				2,516
Net assets acquired	4,761	4,761				4,761
Noncontrolling interest	(50)	(50)				(50)
Total consideration	$ 4,711	$ 4,711				4,711
Measurement-period adjustments
Cash payment to Yahoo’s equity holders, adjustments						0
Estimated liabilities to be paid, adjustments						0
Total consideration, adjustments						0
Goodwill, adjustments						215
Intangible assets subject to amortization, adjustments						1
Property, plant, and equipment, adjustments						(6)
Other, adjustments						128
Total assets acquired, adjustments						338
Total liabilities assumed, adjustments						338
Net assets acquired:, adjustments						0
Noncontrolling interest, adjustments						$ 0